INCENTIVES FROM LESSORS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Contributions		$ 333,500
Landlord
Amortization of incentives	$ 13,206